Share capital	12 Months Ended
Mar. 31, 2026
Disclosure of classes of share capital [abstract]
Share capital

14.	Share capital

	Number of ordinary shares		Amount
	2026	2025	2026	2025
	Units	Units	USD	USD

Issued and fully paid:
Ordinary shares
As at April 1	160,000,000	160,000,000	580	13,531,607
Issuance of shares during the financial year	310,788	-	31	-	*
Adjustment on acquisition of subsidiaries	-	-	(580)	(13,531,607)
Issuance of shares pursuant to investment of combining entities	6,089,526	-	16,609	580

As at March 31	166,400,314	160,000,000	16,640	580

The new ordinary shares issued rank pari passu with the then existing ordinary shares of the Company.

The holders of ordinary shares are entitled to receive dividends as declared from time to time and are entitled to one vote per ordinary share at meetings of the Company. All ordinary shares rank equally with regard to the Company’s residual assets.

March 31, 2026

(a)	The Company completed the Business Combination during the financial year ended March 31, 2026. All of the ordinary shares of ALSI that were issued and outstanding immediately prior to the transaction were cancelled and converted into an aggregate of 160,000,000 units of new ordinary shares of USD0.0001 each in the Company at an issue price of USD0.0001 per share, which has been restated retrospectively to reflect the equity structure of the Company;

(b)	The Company issued 6,089,526 units of new ordinary shares of USD0.0001 each at an issue price of USD0.0001 per share pursuant to a capital reorganization and as part of the consideration to satisfy the investment in combining entities under common control and the acquisition of other investments; and

(c)	The Company issued 31 units of new ordinary shares of USD0.0001 each at an issue price of USD10 per share for a total consideration of USD3,107,731.

March 31, 2025

(a)	The Company adjusted 58,041,998 units of ordinary shares amounting to USD13,531,607 pursuant to the acquisition of a subsidiary under common control. These shares were eliminated from equity in accordance with the accounting for common control combinations;

(b)	The Company issued 58,041,990 units of new ordinary shares of USD0.00001 each at an issue price of USD0.00001 per share for a total consideration of USD580, pursuant to a capital reorganisation and as part of the consideration to satisfy the investment in combining entities under common control and the acquisition of other investments.

*	On April 11, 2024 the Company was duly incorporated with an issued and paid-up share capital of USD0.00001 comprising 1 ordinary share.